Fees and Expenses - Mercer Opportunistic Fixed Income Fund	Apr. 15, 2025
Prospectus [Line Items]
Expense Narrative [Text Block]

3. Effective April 15, 2025, the Annual Fund Operating Expenses table and Expense Example table in the section of the Prospectus on page 41 titled “Fees and Expenses” are deleted and restated in their entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)	0.77%	0.77%	0.77%	0.77%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(2)	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses(3)	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses(4)	1.50%	1.25%	1.15%	1.00%
Less Fee Waivers(1)	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Net Annual Fund Operating Expenses(4)	1.07%	0.82%	0.72%	0.57%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.

(3)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.

(4)	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.

Expense Example [Heading]	Expense Example
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Adviser Class	$109	$432	$778	$1,754
Class I	$84	$354	$645	$1,473
Class Y-2	$74	$323	$591	$1,359
Class Y-3	$58	$276	$511	$1,186